Finance costs	12 Months Ended
Sep. 30, 2021
Finance costs
Finance costs

5.    Finance costs

			Nine months
	Year ended	Year ended	ended
	30 September	30 September	30 September
	2021	2020	2019
	$	$	$
Interest payable on convertible loan notes	1,078,070	392,783	88,466